ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 2,896	$ 910
Less: allowance for doubtful accounts	(92)	(34)	$ (36)
Accounts receivable, net	$ 2,804	$ 876